Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Expected tax (benefit)/expense	$ 0.0	$ 0.0	$ 0.0
Overseas statutory tax rates differential	(21.2)	(17.1)	(41.5)
Base erosion and anti-abuse tax (BEAT) expense	0.3	6.0	0.0
Prior year adjustments	(1.7)	1.4	1.3
Valuation allowance (2)	42.6	7.1	(37.9)
Impact of unrecognized tax benefits	0.0	(12.8)	0.1
Restricted foreign tax credits	1.5	0.0	0.7
Australian non-resident withholding tax	1.0	4.4	0.9
Share-based payments	(0.6)	0.2	(0.9)
Foreign exchange	0.0	0.1	(2.1)
Non-deductible expenses	0.0	0.7	0.4
Non-taxable items	(0.1)	(0.3)	(0.9)
Impact of changes in statutory tax rates	1.1	0.1	64.5
Total tax expense/(benefit)	22.9	$ (10.2)	$ (15.4)
U.S branch of Aspen U.K.
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses	9.9
Lloyds syndicate
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses	$ 28.2